Debt - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 22, 2016	Jun. 30, 2015	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 29, 2016	Jan. 31, 2016
Line Of Credit Facility [Line Items]
Interest expense				$ 506,000	$ 538,000	$ 350,000
Repayments of line of credit				19,500,000	5,000,000	6,766,000
Accounting Standards Update 2015-03
Line Of Credit Facility [Line Items]
Reclassification of deferred financing costs, net			$ 48,000
Secured Debt
Line Of Credit Facility [Line Items]
Line of credit, outstanding amount				5,000,000
Silicon Valley Bank
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 7,000,000
Interest expense				$ 0	100,000
Silicon Valley Bank | Prime Rate
Line Of Credit Facility [Line Items]
Line of credit facility, interest rate description				interest rate of prime plus 1.75% per annum.
Line of credit, interest rate						1.75%
Western Alliance Bank
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 10,000,000
Interest expense	$ 100,000			$ 500,000	200,000
Line of credit, maturity date		Jun. 30, 2018
Line of credit facility, maximum borrowing capacity							$ 15,000,000	$ 5,000,000
Line of credit, outstanding amount				0	10,000,000
Unused borrowing availability				$ 15,000,000	$ 0
Repayment of term loan	5,100,000
Repayment of full principal amount	5,000,000
Repayment of accrued interest	100,000
Repayments of line of credit	$ 5,800,000
Western Alliance Bank | Prime Rate
Line Of Credit Facility [Line Items]
Line of credit, interest rate		0.75%
Line of credit facility, fixed rate							3.25%